Assets Held for Sale and Discontinued Operation - Summary of Discontinued Operations within Consolidated Statements of Comprehensive Income/(Loss) and Consolidated Statements of Cash Flows Explanatory (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
NET LOSS FROM DISCONTINUED OPERATIONS	$ (1,013)	$ (2,193)
Discontinued Operation
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenue of the discontinued operation	670	5,348
COST OF SALES
Production costs	(1,277)	(5,867)
Depreciation	(33)	(427)
Total cost of sales	(1,310)	(6,294)
GROSS LOSS	(640)	(946)
EXPENSES
Organoclay research and development		(281)
Impairment of Organoclay property, plant and equipment and write-off of other assets		(393)
Assets write off	(11)
General, administrative, and other	(443)	(573)
Total expenses	(454)	(1,247)
Other Income	81
NET LOSS FROM DISCONTINUED OPERATIONS	$ (1,013)	$ (2,193)
Loss per share - basic	$ (0.01)	$ (0.02)
Loss per share - diluted	$ (0.01)	$ (0.02)
Net cash outflow from discontinued operations	$ (473)	$ (673)